VANECK GAMING ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.9%
Australia : 12.0%
Aristocrat Leisure Ltd. 60,962 $ 2,575,290
Lottery Corp. Ltd. † 315,821 963,585
Tabcorp Holdings Ltd. † 370,521 129,198
3,668,073
China : 6.0%
Galaxy Entertainment Group
Ltd. (HKD) 349,240 1,469,926
Melco Resorts &
Entertainment Ltd. (ADR) * 34,124 197,578
SJM Holdings Ltd. (HKD) * † 431,500 148,604
1,816,108
France : 3.0%
La Francaise des Jeux SACA
144A 24,035 925,288
Underline
Greece : 2.0%
OPAP SA 37,507 609,410
Underline
Ireland : 7.9%
Flutter Entertainment Plc
(USD) * 9,374 2,422,710
Underline
Italy : 1.4%
International Game
Technology Plc (USD) 23,749 419,407
Underline
Japan : 2.4%
Heiwa Corp. 11,700 180,505
Sankyo Co. Ltd. 41,595 560,673
741,178
Malaysia : 4.4%
Genting Bhd 437,100 377,142
Number
of Shares Value
Malaysia (continued)
Genting Malaysia Bhd 608,898 $ 307,542
Genting Singapore Ltd. (SGD) 1,150,200 645,948
1,330,632
South Korea : 0.9%
Kangwon Land, Inc. * 25,586 276,246
Underline
Sweden : 5.1%
Evolution AB 144A 20,324 1,569,374
Underline
United Kingdom : 3.8%
Entain Plc 79,050 678,865
Playtech Plc * 55,172 494,046
1,172,911
United States : 51.0%
Boyd Gaming Corp. 9,496 688,840
Caesars Entertainment,
Inc. * 29,719 993,209
Churchill Downs, Inc. 10,553 1,409,248
DraftKings, Inc. * 50,738 1,887,454
Gaming and Leisure
Properties, Inc. 29,490 1,420,238
Las Vegas Sands Corp. † 35,825 1,839,972
Light & Wonder, Inc. * 11,098 958,645
MGM Resorts International * 37,419 1,296,568
Penn Entertainment, Inc. * † 18,254 361,794
Sands China Ltd. (HKD) * 475,600 1,266,121
VICI Properties, Inc. 72,686 2,123,158
Wynn Resorts Ltd. 15,359 1,323,332
15,568,579
Total Common Stocks
(Cost: $38,748,355) 30,519,916
Total Investments: 99.9%
(Cost: $38,748,355) 30,519,916
Other assets less liabilities: 0.1% 44,020
NET ASSETS: 100.0% $ 30,563,936
Definitions:
ADR American Depositary Receipt
HKD Hong Kong Dollar
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $948,080.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,494,662, or 8.2% of net assets.